Intangible Assets, Less Accumulated Amortization (Schedule of Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Intangible assets, at cost	$ 47,239	$ 41,358
Accumulated amortization	(16,534)	(12,283)
Intangible assets, less accumulated amortization	30,705	29,075
Patents And Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, at cost	16,222	14,414
Web Site Development [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, at cost	1,821	1,518
Software Development [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, at cost	647	647
In Process Research And Development [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired in business combinations	5,306	5,306
Patents And Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired in business combinations	15,667	12,562
Trademarks And Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired in business combinations	4,020	4,020
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired in business combinations	$ 3,556	$ 2,891